other long-term assets - Summary (Details) - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jan. 01, 2017
other long-term assets
Pension assets	$ 219	$ 156		$ 358
Costs incurred to obtain or fulfill a contract with a customer	106	107	$ 93	93
Portfolio investments	53	41		62
Prepaid maintenance	57	57		62
Real estate joint venture advances	60	47		21
Real estate joint ventures	13	15		30
Other	125	105		107
Total	$ 633	$ 528		$ 733